Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Cash flows from operating activities:
Net (loss) income	$ (1,544)	$ 109	$ (978)
Depreciation of property, plant and equipment	31	9	159
Amortization of operating lease right-of-use assets	687	600	599
Loss on termination of operating lease right of use assets	9
Amortization of Intangible assets	5
Expected credit loss (reversal) provision	(82)	66	(513)
Write-down of inventories	106	71	86
Impairment of property, plant and equipment	19		335
Impairment of operating lease right of use assets	106		527
Gain on disposal of property, plant and equipment	(75)	(333)	(16)
Reversal of income tax provision	(496)
Share-based compensation expenses	182	61	58
Changes in operating assets and liabilities:
Accounts receivable	338	168	1,133
Deferred tax			(107)
Inventories	119	356	(272)
Prepaid expenses and other current assets	210	(230)	46
Accounts payable	(268)	(326)	36
Accrued expenses and other current liabilities	117	(511)	(118)
Operating lease liabilities	(717)	(576)	(527)
Income tax payable	6		(59)
Income tax recoverable			3
Long-term accrued expenses	3	(17)	23
Long-term deposits	(167)	193
Net cash provided by (used in) operating activities	(1,411)	(360)	415
Cash flows from investing activities:
Purchase of property, plant and equipment	(103)	(101)	(118)
Proceeds from disposal of property, plant and equipment	82	333	16
Repayment from a long-term loan	20
Payment for acquisition of a subsidiary	(701)
Cash received from the acquired subsidiary	593
Net cash provided by (used in) investing activities	(109)	232	(102)
Cash flows from financing activities:
Share options exercised			59
Cash dividends paid		(492)	(616)
Long term loan Repayment	(25)
Net cash used in financing activities	(25)	(492)	(557)
Net decrease in cash and cash equivalents	(1,545)	(620)	(244)
Cash and cash equivalents at the beginning of year	5,972	6,601	6,952
Effect of exchange rate changes on cash and cash equivalents	(18)	(9)	(107)
Cash and cash equivalents at the end of year	4,409	5,972	6,601
Supplemental disclosure of cash flow information:
Cash paid for income taxes	3	38	3
Cash paid for interest expenses	1
Non-Cash investing and financing activities:
Operating lease right-of-use assets obtained in exchange of operating lease liabilities	(617)
Common share issued for business combination	$ 57